Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic loss per common share
		2019	2020	2021

Loss attributable to owners of the Company during the period		(884,721)	(217,871)	(153,210)
Weighted average number of shares in issue at S/1.00 each, at December 31,		822,213,119	871,917,855	871,917,855
Basic loss per share (in S/)	(*)	(1.076)	(0.250)	(0.176)

		2019	2020	2021

Loss from continuing operations attributable to owners of the Company during the period		(840,762)	(200,947)	(126,436)

Weighted average number of shares in issue at S/1.00 each, at December 31,		822,213,119	871,917,855	871,917,855

Basic loss per share (in S/)	(*)	(1.023)	(0.230)	(0.145)